Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments In Associates And Joint Ventures [abstract]
Balance at the beginning of the year		$ 1,676	$ 1,905	$ 1,529
Acquisitions and contributions		0	5	2
Income on investments in associates and joint ventures		396	94	446
Distributed dividends		(174)	(275)	(94)
Translation differences		(13)	(99)	(40)
Adjustment for inflation	[1]	75	46	61
Capitalization in associates and joint ventures		0	0	1
Balance at the end of the year		$ 1,960	$ 1,676	$ 1,905

[1]	Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.